REPORTABLE SEGMENTS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
REPORTABLE SEGMENTS

20. REPORTABLE SEGMENTS

Operating segments are components of an enterprise where separate financial information is available and that are evaluated regularly by the Company’s CODM in deciding how to allocate resources and in assessing performance. The Company reports segment information based on the “management” approach and its CODM is its Chief Executive Officer.

The Company’s services are similar to one another in that they consist of oilfield services and related offerings, whose customers are oil and natural gas companies. The results of operations of the service offerings are regularly reviewed by the CODM for the Company for the purposes of determining resource and asset allocation and assessing performance. The Company has determined that it has two reportable segments, Production Services and Drilling and Evaluation Services. The CODM evaluates the operating results of its reportable segments primarily based on revenue and segment operating (loss) / income. Segment operating (loss) / income does not include general corporate expenses, such as corporate overhead (costs incurred at the Company’s global and regional headquarter locations), share-based compensation, and transaction and integration costs, as these expenses are not allocated to the Company’s reportable segments and not reported to the Company’s CODM.

Production Services that are offered depend on the well life cycle in which the services may fall. They include, but are not limited to, the following types of service offerings: hydraulic fracturing, coiled tubing, stimulation and pumping, cementing, nitrogen services, filtration services, pipelines and industrial services, production assurance, artificial lift services, completions and integrated production management.

Drilling and Evaluation Services generates its revenue from the following service offerings: rigs and integrated services, fishing and downhole tools, thru-tubing intervention, tubular running services, directional drilling, drilling fluids, pressure control, well testing services, wireline logging services, and slickline services.

In January 2021, the Company announced an Environmental, Social, and Corporate Governance IMPACT (“ESG IMPACT”) initiative to develop a portfolio of product lines and services aimed to mitigate climate change, enhance water management and conservation, and minimize environmental waste in the industry. These innovative energy solutions so far include methane detection and control, flare capture and re-use, and water treatment and re-use. In February 2024, NESR rebranded the ESG IMPACT segment to NESR Environmental & Decarbonization Applications (“NEDA”) to signify the importance of industry action in decarbonizing the footprint of energy production. The results of NEDA or ESG IMPACT were not material to our Consolidated Statements of Operations for the years ended December 31, 2023, December 31, 2022, or December 31, 2021.

The Company’s operations and activities are located within certain geographies, primarily the MENA region, as well as in Malaysia, Indonesia and India.

Revenue from operations

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$785,642	$567,249	$554,097
Drilling and Evaluation Services	360,273	342,268	322,632
Total revenue from external customers	$1,145,915	$909,517	$876,729

Long-lived assets

	As of
	December 31, 2023	December 31, 2022
Reportable Segment:
Production Services	$225,612	$239,958
Drilling and Evaluation Services	170,224	173,520
Total Reportable Segments	395,836	413,478
Unallocated assets	46,830	47,583
Total long-lived assets	$442,666	$461,061

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating (loss) / income

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$111,060	$28,717	$(1,858)
Drilling and Evaluation Services	36,461	33,473	(1,238)
Total Reportable Segments	147,521	62,190	(3,096)
Unallocated expenses	(66,818)	(63,107)	(40,236)
Total Operating income / (loss)	80,703	(917)	(43,332)
Interest expense, net	(45,826)	(34,126)	(15,174)
Other (expense) / income, net	(5,031)	5,242	(2,073)
(Loss) / income before income tax	29,846	(29,801)	(60,579)

Unallocated expenses for the years ended December 31, 2023, December 31, 2022, and December 31, 2021, mainly include corporate selling, general and administrative expenses (inclusive of amortization), offset in small part by a portion of these costs that are allocated to the reportable segments. As described elsewhere, corporate selling, general and administrative expenses are primarily comprised of payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

Revenue by geographic area

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	1,132,321	893,635	865,917
Rest of World	13,594	15,882	10,812
Total revenue	$1,145,915	$909,517	$876,729

Long-lived assets by geographic area

	As of
	December 31, 2023		December 31, 2022
Geographic area:
Domestic (British Virgin Islands)	$		$-
MENA		431,002	443,967
Rest of World		11,664	17,094
Total long-lived assets		$442,666	$461,061

Significant customers

Revenues from four customers individually accounted for 44%, 8%, 7% and 5% of the Company’s consolidated revenues in the year ended December 31, 2023, 40%, 9%, 7% and 7% of the Company’s consolidated revenues in the year ended December 31, 2022, and 51%, 10%, 7% and 4% of the Company’s consolidated revenues in the year ended December 31, 2021.